Disclosure of finance income (cost) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Finance Costs Disclosure Of Finance Income (cost) 1	$ 86
Finance Costs Disclosure Of Finance Income (cost) 2	84
Finance Costs Disclosure Of Finance Income (cost) 3	0
Finance Costs Disclosure Of Finance Income (cost) 4	65
Finance Costs Disclosure Of Finance Income (cost) 5	629
Finance Costs Disclosure Of Finance Income (cost) 6	1,023
Finance Costs Disclosure Of Finance Income (cost) 7	715
Finance Costs Disclosure Of Finance Income (cost) 8	$ 1,172